Issued Capital and Reserves (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Issued Capital and Reserves [Line Items]
Share outstanding	26,005,654	26,005,654
Amount of outstanding shares (in Dollars)	$ 2,601	$ 2,601
Share premium (in Dollars)	$ 116,505,240	$ 116,505,240
Ordinary Shares [Member]
Issued Capital and Reserves [Line Items]
Shares, authorised	2,150,000,000	2,150,000,000
Preference Shares [Member]
Issued Capital and Reserves [Line Items]
Shares, authorised	5,000,000	5,000,000